Average Annual Total Returns{- Fidelity® SAI International Index Fund} - 10.31 Fidelity SAI International Index Fund PRO-08 - Fidelity® SAI International Index Fund	Fidelity SAI International Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI International Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI International Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI International Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI International Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI International Index Fund-Default After Taxes on Distributions and Sales Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	22.06%	7.95%	[1]	21.40%	7.47%	[1]	13.93%	6.29%	[1]	22.29%	8.40%	[1]

[1]	(a)From January 5, 2016